Property, Plant and Equipment	10 Months Ended
Jan. 01, 2011
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
D. PROPERTY, PLANT AND EQUIPMENT

(Millions of Dollars)	2010	2009
Land	$113.9	$44.1
Land improvements	40.6	23.8
Buildings	464.2	284.2
Leasehold improvements	43.0	29.8
Machinery and equipment	1,300.2	902.7
Computer software	225.1	209.9

Property, plant & equipment, gross	$2,187.0	$1,494.5
Less: accumulated depreciation and amortization	(1,020.5)	(918.6)

Property, plant & equipment, net	$1,166.5	$575.9

As more fully disclosed in Note E. Merger and Acquisitions, in connection with the Merger, the Company acquired property, plant and equipment with a fair value of $569.9 million.
Depreciation and amortization expense associated with property, plant and equipment was as follows:

(Millions of Dollars)	2010	2009	2008
Depreciation	$177.4	$76.1	$74.0
Amortization	26.0	19.4	18.5

Depreciation and amortization expense	$203.4	$95.5	$92.5

The amounts above are inclusive of discontinued operations depreciation and amortization expense of $0.5 million in 2008.